Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment	$ 4,314	$ 3,055	$ 3,055
United States Market [Member]
IfrsStatementLineItems [Line Items]
Property and equipment	4,166	2,851
Europe country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	27	21
Asia/pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 121	$ 183